Summary of TSYS Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 106,118	$ 100,468
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments	98,518	92,738
TSYS de Mexico
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 7,600	$ 7,730